LOOMIS SAYLES FUNDS II

December 2, 2016

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:     Loomis Sayles Funds II

          (File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated November 30, 2016, for Loomis Sayles High Income Fund, a series of Loomis Sayles Funds II, do not differ from that which is contained in Post-Effective Amendment No. 77 that was filed electronically on November 29, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary